Organization and Nature of Operations - Reorganization (Details)	1 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Apr. 30, 2021
Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Wheels Technology
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Beijing Leading
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Jiangsu XD
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Leading Ideal Automobile Sales & Services (Shanghai) Co., Ltd
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	80.00%	80.00%
Beijing CHJ
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)				50.00%
Beijing CHJ | Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Ownership percent			50.00%
Chongqing Lixiang Automobile
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%